DOCUMENT AND ENTITY INFORMATION	12 Months Ended
	Dec. 31, 2014	Apr. 24, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Amendment Flag	false
Entity Registrant Name	MONY LIFE INSURANCE CO OF AMERICA
Entity Central Index Key	0000835357
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding		2,500,000